Pledged assets (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
	December 31,	December 31,
(In thousands)	2014	2013
Investment securities available-for-sale, at fair value	$1,700,820	$1,638,558
Investment securities held-to-maturity, at amortized cost	60,515	35,000
Loans held-for-sale measured at lower of cost or fair value	-	363
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	480,441	407,257
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	8,820,204	9,108,984
Total pledged assets	$11,061,980	$11,190,162